Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[1],[2],[3]	Dec. 31, 2022	[3]
Subclassifications of assets, liabilities and equities [abstract]
Cash-in-transit	$ 45.0		$ 33.0
Bank balances	468.0		355.0
Cash and cash equivalents	513.2	[1]	388.0	[1],[2]	$ 267.4		$ 273.0
Processor bank balances	$ 129.0		$ 100.0

[1]	Restricted cash has been renamed to Amounts segregated for users.
[2]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.
[3]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.